RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of Related Party Notes Payable
	March 31, 2022	December 31, 2021

Beginning balance	$464,264	$501,675
Foreign currency translation	(9,229)	(37,411)
Ending balance	$455,035	$464,264

	2021	2020

Beginning Balance	$501,675	$1,375,532
Payments	-	(996,136)
Foreign currency translation	(37,411)	122,279
Ending Balance	$464,264	$501,675

Schedule of Related Party Loans Payable
	March 31, 2022	December 31, 2021

Beginning balance	$1,293,472	$1,629,246
Proceeds	456,085	6,377,156
Payments	(22,186)	(133,552)
Conversion of debt	-	(6,000,000)
Settlement of lawsuit	-	(600,000)
Foreign currency translation	(23,490)	20,623
Ending balance	$1,703,881	$1,293,472

Summary of Related Party Loans Payable
	2021	2020

Beginning balance	$1,629,246	$1,026,264
Proceeds	6,377,156	725,563
Payments	(133,552)	(149,695)
Conversion of debt	(6,000,000)	-
Settlement of lawsuit	(600,000)	-
Foreign currency translation	20,623	27,114
Ending balance	$1,293,472	$1,629,246